CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed statements of comprehensive loss (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Revenues		$ 921,834	$ 2,415,098	$ 3,911,560
Cost of revenues	¥ (108,783)	(308,395)	(2,446,941)	(2,077,516)
Gross profit (loss)	¥ (185,812)	613,439	(31,843)	1,834,044
Operating Expenses
General and administrative expenses		(1,845,064)	(2,811,215)	(2,856,789)
Loss from Operations		(2,467,758)	(24,067,983)	(9,423,709)
Interest income		(14,492)	16,397	(57,109)
Changes in fair value of warrant liabilities		(832)	(1,912)	(2,367,632)
Loss Before Income Taxes		(1,845,170)	(23,738,837)	(6,747,453)
Net Loss		(1,845,170)	(23,738,837)	(6,747,453)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment		(1,231,344)	(4,885,827)	1,393,597
Comprehensive Loss		(3,076,514)	(28,624,664)	(5,353,856)
Parent Company
Operating Expenses
General and administrative expenses		(736,646)	(769,017)	(787,744)
Loss from Operations		(736,646)	(769,017)	(787,744)
Equity in loss of subsidiaries		(1,110,118)	(22,990,360)	(8,327,398)
Interest income		771	837	57
Changes in fair value of warrant liabilities		823	19,703	2,367,632
Loss Before Income Taxes		(1,845,170)	(23,738,837)	(6,747,453)
Net Loss		(1,845,170)	(23,738,837)	(6,747,453)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment		(1,231,344)	(4,885,827)	1,393,597
Comprehensive Loss		$ (3,076,514)	$ (28,624,664)	$ (5,353,856)